Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
2021 Business Combinations
Business Acquisition [Line Items]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

	2021	Amortization Period
Property and equipment	92,075	10 years
Intangible assets
Trademark	36,896,000	10 years
Goodwill	20,588,461
Noncontrolling interest	(34,576,536)
Total	23,000,000

Argyle Group
Business Acquisition [Line Items]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

	2019	Amortization Period
Current assets	3,777,860
Property and equipment	1,013,378	3 - 17 years
Intangible assets
Purchased software	669,206	4 - 7 years
Trademark	230,500,000	Indefinite life
Goodwill	42,198,903
Current liabilities	(7,618,079)
Deferred tax liabilities	(57,625,000)
Non current liabilities	(15,642,000)
Noncontrolling interest	(70,455,096)
Total	126,819,172

Urban Hotel Group
Business Acquisition [Line Items]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

	2019	Amortization Period
Current assets (i)	50,482,296
Property and equipment	6,913,189	3 - 10 years
Intangible assets
Favorable leases	20,100,000	Remaining lease terms
Trademark	212,800,000	Indefinite life
Purchased software	34,739	2 years
Deferred tax assets	4,000,000
Other assets	4,537,000
Goodwill	49,037,577
Current liabilities	(19,831,341)
Non current liabilities	(11,517,000)
Deferred tax liabilities	(58,225,000)
Noncontrolling interest	(67,981,964)
Total	190,349,496
(i)	Current assets acquired primarily included cash and cash equivalent of RMB28,162,864, other receivables of RMB16,928,966 and accounts receivable of RMB5,116,320.